NOTE 12. CONCENTRATION AND RISK	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
NOTE 12. CONCENTRATION AND RISK

NOTE 12. CONCENTRATION AND RISK

(a)	Major Customers

The Company had one customer from which the Company generated 100% and 91.3% revenues during the years ended December 31, 2012 and 2011, respectively.

(b)	Major Vendors

During the year ended December 31, 2012, major vendors were as follows:

Vendors	Purchases
Rio Bonito	537,232	21%
Total	$537,232	21%

During the year ended December 31, 2011, major vendors were as follows:

Vendors	Purchases
Rio Bonito	251,811	21%
Total	$251,811	21%

(c)	Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and trade accounts receivable. The Company performs ongoing credit evaluations of its customers' financial condition, but does not require collateral to support such receivables.

As of December 31, 2012 and 2011, substantially all of the Company’s cash and cash equivalents were held by financial institutions located in Brazil, which the Company’s management believes are of high credit quality.

The Company’s operations are carried out in Brazil. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in Brazil and by the general state of the local economy. The Company’s operations in Brazil are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. The Company’s results may be affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

In addition, the Company is subject to risks common to companies in its industry, including, but not limited to, litigation, development of new technological innovations and dependence on key personnel.